UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH & VALUE FUND

FORM N-Q

JULY 31, 2005

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.9%
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 0.4%
22,900	Honda Motor Co., Ltd., Sponsored ADR	$590,133

Hotels, Restaurants & Leisure - 0.6%
30,000	McDonald’s Corp.	935,100

Household Durables - 0.8%
22,000	Koninklijke Philips Electronics NV, New York Registered Shares	596,640
26,085	Newell Rubbermaid Inc.	648,734

		1,245,374

Internet & Catalog Retail - 2.0%
23,500	Amazon.com Inc. *	1,061,495
70,290	IAC/InterActiveCorp *	1,876,743

		2,938,238

Media - 10.3%
37,800	Cablevision Systems Corp., New York Group, Class A Shares *	1,170,666
28,865	Comcast Corp., Class A Shares *	887,021
69,900	Comcast Corp., Special Class A Shares *	2,097,000
17,420	Discovery Holding Co., Class A Shares *	248,583
15,500	EchoStar Communications Corp., Class A Shares *	445,160
9,150	Grupo Televisa SA, Sponsored ADR	603,626
4,165	Liberty Global Inc., Class A Shares *	197,588
273,700	Liberty Media Corp., Class A Shares *	2,405,823
120,000	News Corp., Class B Shares	2,080,800
158,300	Time Warner Inc.	2,694,266
68,500	Walt Disney Co.	1,756,340
11,110	WPP Group PLC, Sponsored ADR	585,164

		15,172,037

Multiline Retail - 0.7%
10,150	J.C. Penney Co. Inc.	569,821
7,450	Target Corp.	437,688

		1,007,509

Specialty Retail - 2.4%
20,000	Bed Bath & Beyond Inc. *	918,000
65,000	Charming Shoppes Inc. *	762,450
40,795	Home Depot Inc.	1,774,990

		3,455,440

	TOTAL CONSUMER DISCRETIONARY	25,343,831

CONSUMER STAPLES - 9.3%
Beverages - 2.7%
50,200	Coca-Cola Co.	2,196,752
10,740	Diageo PLC, Sponsored ADR	597,896
22,740	PepsiCo Inc.	1,240,012

		4,034,660

Food & Staples Retailing - 1.3%
33,790	Kroger Co. *	670,731
34,230	Tesco PLC, Sponsored ADR	596,458
13,450	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	602,896

		1,870,085

Food Products - 2.3%
30,600	Groupe Danone, Sponsored ADR	602,820
13,280	Nestle SA, Sponsored ADR	910,344
33,500	Sara Lee Corp.	667,655
18,140	Wm. Wrigley Jr. Co.	1,290,480

		3,471,299

See Notes to Schedule of Investments

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Household Products - 0.4%
8,540	Kimberly-Clark Corp.	$544,510

Personal Products - 1.7%
45,500	Gillette Co.	2,441,985

Tobacco - 0.9%
19,800	Altria Group Inc.	1,325,808

	TOTAL CONSUMER STAPLES	13,688,347

ENERGY - 7.2%
Energy Equipment & Services - 2.1%
20,000	Grant Prideco Inc. *	642,000
4,000	Nabors Industries Ltd. *	261,800
8,000	Noble Corp.	537,440
24,500	Weatherford International Ltd. *	1,550,360

		2,991,600

Oil, Gas & Consumable Fuels - 5.1%
10,000	Anadarko Petroleum Corp.	883,500
23,370	BP PLC, Sponsored ADR	1,539,616
18,800	Exxon Mobil Corp.	1,104,500
30,500	Royal Dutch Shell PLC, ADR, Class A Shares	1,869,040
9,000	Suncor Energy Inc.	440,100
13,700	Total SA, Sponsored ADR	1,712,500

		7,549,256

	TOTAL ENERGY	10,540,856

FINANCIALS - 16.1%
Capital Markets - 5.5%
20,110	Bank of New York Co. Inc.	618,986
7,295	Goldman Sachs Group Inc.	784,066
18,000	Lehman Brothers Holdings Inc.	1,892,340
50,900	Merrill Lynch & Co. Inc.	2,991,902
10,565	Morgan Stanley	560,473
50,010	Nomura Holdings Inc., ADR	594,619
9,050	UBS AG, Registered Shares	741,738

		8,184,124

Commercial Banks - 3.7%
30,460	Bank of America Corp.	1,328,056
8,790	Bank of Ireland, Sponsored ADR	596,841
10,000	Comerica Inc.	611,000
7,200	HSBC Holdings PLC, Sponsored ADR	583,128
106,730	Mitsubishi Tokyo Financial Group Inc., ADR	885,859
33,010	United Overseas Bank Ltd., Sponsored ADR	604,908
16,575	Wachovia Corp.	835,049

		5,444,841

Consumer Finance - 2.0%
13,840	American Express Co.	761,200
15,500	Capital One Financial Corp.	1,278,750
11,800	ORIX Corp., Sponsored ADR	881,106

		2,921,056

Diversified Financial Services - 1.0%
19,960	ING Groep NV, Sponsored ADR	603,590
25,000	JPMorgan Chase & Co.	878,500

		1,482,090

Insurance - 3.3%
52,700	American International Group Inc.	3,172,540
22,000	AXA, Sponsored ADR	600,600
7,500	Chubb Corp.	666,150

See Notes to Schedule of Investments

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Insurance (continued)
9,180	St. Paul Travelers Cos. Inc.	$404,104

		4,843,394

Thrifts & Mortgage Finance - 0.6%
5,000	Golden West Financial Corp.	325,600
30,000	New York Community Bancorp Inc.	550,800

		876,400

	TOTAL FINANCIALS	23,751,905

HEALTH CARE - 18.8%
Biotechnology - 9.3%
28,900	Alkermes Inc. *	447,950
32,400	Amgen Inc. *	2,583,900
76,100	Biogen Idec Inc. *	2,989,969
50,200	Chiron Corp. *	1,818,746
14,900	Genentech Inc. *	1,331,017
18,800	Genzyme Corp. *	1,398,908
34,200	ImClone Systems Inc. *	1,186,740
150,000	Isis Pharmaceuticals Inc. *	693,000
90,498	Millennium Pharmaceuticals Inc. *	934,844
75,000	Nanogen Inc. *	330,000

		13,715,074

Health Care Equipment & Supplies - 0.4%
12,380	Smith & Nephew PLC, Sponsored ADR	594,488

Health Care Providers & Services - 2.4%
7,860	Aetna Inc.	608,364
40,000	UnitedHealth Group Inc.	2,092,000
12,500	WellPoint Inc. *	884,250

		3,584,614

Pharmaceuticals - 6.7%
37,000	Forest Laboratories Inc. *	1,477,040
18,670	GlaxoSmithKline PLC, Sponsored ADR	885,705
38,005	Johnson & Johnson	2,430,800
20,950	Novartis AG, Sponsored ADR	1,020,474
11,650	Novo-Nordisk A/S, Sponsored ADR	604,286
97,000	Pfizer Inc.	2,570,500
20,500	Sanofi-Aventis, ADR	887,650

		9,876,455

	TOTAL HEALTH CARE	27,770,631

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.8%
10,470	Boeing Co.	691,124
16,900	L-3 Communications Holdings Inc.	1,322,087
15,900	Raytheon Co.	625,347

		2,638,558

Commercial Services & Supplies - 0.4%
11,925	Avery Dennison Corp.	675,790

Industrial Conglomerates - 4.0%
51,100	General Electric Co.	1,762,950
11,960	Hutchison Whampoa Ltd., ADR	584,246
11,500	Textron Inc.	852,955
30,750	Tomkins PLC, Sponsored ADR	593,783
68,250	Tyco International Ltd.	2,079,577

		5,873,511

Machinery - 0.7%
32,500	Pall Corp.	1,006,525

See Notes to Schedule of Investments

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
	TOTAL INDUSTRIALS	$10,194,384

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.9%
75,000	C-COR Inc. *	624,750
92,800	Cisco Systems Inc. *	1,777,120
21,500	Comverse Technology Inc. *	543,735
82,250	Nokia Oyj, Sponsored ADR	1,311,888

		4,257,493

Computers & Peripherals - 3.8%
43,420	Dell Inc. *	1,757,207
12,160	International Business Machines Corp.	1,014,874
15,920	Lexmark International Inc., Class A Shares *	998,184
123,700	Maxtor Corp. *	729,830
34,220	SanDisk Corp. *	1,157,320

		5,657,415

Electronic Equipment & Instruments - 0.7%
18,500	Mettler-Toledo International Inc. *	971,250

Office Electronics - 0.6%
17,700	Canon Inc., Sponsored ADR	870,309

Semiconductors & Semiconductor Equipment - 4.6%
22,000	Cree Inc. *	652,300
96,200	Intel Corp.	2,610,868
105,250	Micron Technology Inc. *	1,250,370
71,000	Texas Instruments Inc.	2,254,960

		6,768,498

Software - 3.7%
27,000	Advent Software Inc. *	648,810
18,500	Autodesk Inc.	632,515
131,375	Microsoft Corp.	3,364,514
20,420	SAP AG, Sponsored ADR	874,384

		5,520,223

	TOTAL INFORMATION TECHNOLOGY	24,045,188

MATERIALS - 2.4%
Chemicals - 1.4%
11,150	Air Products & Chemicals Inc.	666,324
8,480	BASF AG, Sponsored ADR	600,384
19,390	BOC Group PLC, Sponsored ADR	740,116

		2,006,824

Construction Materials - 0.6%
31,590	CRH PLC, Sponsored ADR	909,160

Metals & Mining - 0.4%
4,590	Rio Tinto PLC, Sponsored ADR	608,864

	TOTAL MATERIALS	3,524,848

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.8%
5,000	ALLTEL Corp.	332,500
17,975	AT&T Corp.	355,905
27,000	Nippon Telegraph & Telephone Corp., ADR	594,000
33,200	SBC Communications Inc.	811,740
11,608	Telefonica SA, Sponsored ADR	585,624

		2,679,769

Wireless Telecommunication Services - 1.7%
26,500	Nextel Communications Inc., Class A Shares *	922,200
28,300	SK Telecom Co., Ltd., Sponsored ADR	607,601

See Notes to Schedule of Investments

GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services (continued)
34,800	Vodafone Group PLC, Sponsored ADR	$898,884

		2,428,685

	TOTAL TELECOMMUNICATION SERVICES	5,108,454

UTILITIES - 1.2%
Electric Utilities - 0.4%
26,220	Endesa, SA, Sponsored ADR	588,115

Gas Utilities - 0.3%
239,100	Hong Kong & China Gas, Sponsored ADR	498,523

Multi-Utilities - 0.5%
15,550	Sempra Energy	660,875

	TOTAL UTILITIES	1,747,513

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $143,854,957)	145,715,957

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
$1,754,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.290% due 8/1/05, Proceeds at maturity - $1,754,481; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value - $1,789,088) (Cost - $1,754,000)	1,754,000

	TOTAL INVESTMENTS - 100.1% (Cost - $145,608,957#)	147,469,957

	Liabilities in Excess of Other Assets - (0.1)%	(128,849)

	TOTAL NET ASSETS - 100.0%	$147,341,108

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments

Summary of Investments by Country**

United States	74.5%
Great Britain	5.6%
Japan	3.0%
France	2.6%
Bermuda	2.6%
Switzerland	2.5%
Netherlands	2.1%
Ireland	1.0%
Germany	1.0%
Finland	0.9%
Mexico	0.8%
Spain	0.8%
Hong Kong	0.7%
South Korea	0.4%
Singapore	0.4%
Denmark	0.4%
Cayman Islands	0.4%
Canada	0.3%

100.0%

**	As a percentage of total investments. Please note that fund holdings are as of July 31, 2005 and are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - Global All Cap Growth and Value Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and and the possibility of political or economic instability.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,946,628
Gross unrealized depreciation	(16,085,628)

Net unrealized appreciation	$1,861,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	September 28, 2005